NET (LOSS)/INCOME PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preferred shares
Antidilutive Securities
Antidilutive securities excluded from computation of earnings per share amount	251,440,808	500,211,192
Stock compensation plan
Antidilutive Securities
Antidilutive securities excluded from computation of earnings per share amount	78,376,179	60,853,313